CAPITAL AND RESERVES - Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 21, 2018	Aug. 02, 2016	Dec. 31, 2018	Jun. 20, 2018
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)			$ 1.20
Entity common stock, shares outstanding (in shares)			32,496,961
LUXEMBOURG
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)		$ 1.20		$ 1.20
Sale of Stock, Price per Share	$ 52.00
Professional fees expense		$ 162
LUXEMBOURG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares		34,594,324		5,815,259
Number Of Additional Shares Authorised				872,289
Stock Issued During Period Shares Stock Options Exercised1	872,289